UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Municipal Bonds and Notes—97.0%
California—82.6%
$470,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2018	A	$470,056

685,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	09/01/2018	A	695,337

4,865,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	05/17/2019	A	4,968,527

100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	104,694

200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	209,674

600,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	630,738

975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	1,028,566

1,750,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	10/01/2023	A	1,958,915

25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	05/31/2018	A	25,065

180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	05/31/2018	A	180,477

3,540,000	Azusa, CA Special Tax Community Facilities District 05-1	5.000	09/01/2027	09/01/2018	A	3,565,099

2,505,000	Baldwin Park, CA Unified School District[1]	5.000	08/01/2028	08/01/2026	A	2,932,353

655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023	A	715,352

105,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	05/31/2018	A	105,141

740,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2025	09/12/2024	B	827,409

20,000	Beaumont, CA Financing Authority, Series C	4.750	09/01/2028	09/01/2018	A	20,043

25,000	Bell, CA Community Redevel. Agency Tax Allocation[1]	5.625	10/01/2033	05/31/2018	A	25,044

95,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	09/01/2018	A	95,538

100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018	A	101,055

100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018	A	101,187

250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000	07/01/2024	07/01/2022	A	278,650

5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600	11/01/2023	05/31/2018	A	5,016

5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	05/31/2018	A	5,016

1          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350%	10/01/2029	05/31/2018	A	$205,232

360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	01/02/2029	B	350,777

210,000	CA Bay Area Governments Association[1]	6.000	12/15/2024	06/15/2018	A	211,132

490,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2023	06/01/2022	A	544,571

515,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2024	06/01/2022	A	568,344

545,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2025	06/01/2022	A	596,797

575,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2026	06/01/2022	A	628,952

605,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2027	06/01/2022	A	661,525

40,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[1]	5.000	04/01/2021	10/01/2018	A	40,531

680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[1]	5.625	04/01/2026	10/01/2018	A	690,662

30,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500	06/01/2021	05/15/2018	A	30,016

510,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	06/01/2018	A	510,209

505,000	CA County Tobacco Securitization Agency (TASC)	5.100 [2]	06/01/2028	05/15/2018	A	505,167

130,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	06/01/2018	A	131,921

5,070,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	06/01/2018	A	5,125,415

185,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	06/01/2018	A	185,176

390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	06/01/2018	A	394,036

305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	06/01/2018	A	309,392

5,230,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2035	06/01/2018	A	5,232,824

4,735,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	06/01/2018	A	4,781,403

520,000	CA Dept. of Water Resources (Center Valley)[1]	5.250	07/01/2022	05/31/2018	A	521,425

1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000	06/01/2022	06/01/2022		1,247,183

2          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$400,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000%	06/01/2024	06/01/2022	A	$433,540

20,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2018	05/31/2018	A	20,044

80,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2028	05/31/2018	A	80,160

710,000	CA Educational Facilities Authority (Loma Linda University)[1]	5.000	04/01/2030	04/01/2027	A	817,927

120,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000	11/01/2023	05/31/2018	A	120,218

5,000	CA GO1	5.000	10/01/2018	05/31/2018	A	5,014

5,000	CA GO1	5.000	10/01/2018	05/31/2018	A	5,014

50,000	CA GO1	5.000	06/01/2019	05/31/2018	A	50,131

5,000	CA GO1	5.000	10/01/2022	05/31/2018	A	5,014

40,000	CA GO1	5.000	11/01/2022	11/01/2018	A	40,679

125,000	CA GO1	5.000	11/01/2022	11/01/2018	A	127,121

35,000	CA GO1	5.000	10/01/2023	05/31/2018	A	35,095

20,000	CA GO1	5.000	10/01/2023	05/31/2018	A	20,054

5,000	CA GO1	5.000	10/01/2028	05/31/2018	A	5,013

20,000	CA GO1	5.125	10/01/2027	05/31/2018	A	20,055

5,000	CA GO1	5.200	11/01/2031	05/31/2018	A	5,014

25,000	CA GO1	5.250	04/01/2019	05/31/2018	A	25,071

25,000	CA GO1	5.250	04/01/2021	05/31/2018	A	25,075

195,000	CA GO1	5.250	06/01/2021	06/01/2018	A	195,589

4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	A	5,501,343

15,000	CA GO1	5.375	06/01/2026	06/01/2018	A	15,044

110,000	CA GO1	5.375	06/01/2026	06/01/2018	A	110,324

15,000	CA GO1	5.500	04/01/2019	10/01/2018	A	15,236

5,000	CA GO1	5.500	03/01/2020	09/01/2018	A	5,065

10,000	CA GO1	5.500	03/01/2020	09/01/2018	A	10,130

20,000	CA GO1	5.500	10/01/2022	10/01/2018	A	20,324

5,000	CA GO1	5.600	09/01/2021	09/01/2018	A	5,067

65,000	CA GO1	5.600	09/01/2021	09/01/2018	A	65,874

80,000	CA GO1	5.625	10/01/2021	10/01/2018	A	81,352

235,000	CA GO1	5.625	10/01/2023	10/01/2018	A	238,892

10,000	CA GO1	5.625	09/01/2024	09/01/2018	A	10,131

40,000	CA GO1	5.625	05/01/2026	05/31/2018	A	40,126

10,000	CA GO1	5.625	10/01/2026	10/01/2018	A	10,161

85,000	CA GO1	5.750	03/01/2023	09/01/2018	A	86,173

1,465,000	CA GO1	5.900	04/01/2023	10/01/2018	A	1,491,165

230,000	CA GO1	5.900	04/01/2023	10/01/2018	A	234,108

75,000	CA GO1	5.900	03/01/2025	09/01/2018	A	76,051

5,000	CA GO1	6.000	05/01/2018	05/01/2018		5,000

5,000	CA GO1	6.000	08/01/2019	08/01/2018	A	5,052

55,000	CA GO1	6.000	10/01/2021	10/01/2018	A	56,014

45,000	CA GO1	6.000	03/01/2024	09/01/2018	A	45,652

3          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$5,000	CA GO1	6.000%	05/01/2024	11/01/2018	A	$5,108

90,000	CA GO1	6.000	08/01/2024	08/01/2018	A	90,965

455,000	CA GO1	6.250	10/01/2019	10/01/2018	A	463,395

300,000	CA GO1	6.250	10/01/2019	10/01/2018	A	305,535

1,850,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2027	06/01/2027		2,118,417

1,560,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2028	06/01/2027	A	1,771,832

2,090,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	06/01/2027	A	2,359,777

1,750,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.000	11/15/2032	11/15/2025	A	2,039,642

1,440,000	CA Health Facilities Financing Authority (DHlth/ BMH/CmntyHOSB/MSrH/SFMH/ SNVMMH/CMF Obligated Group)[1]	5.500	07/01/2025	07/01/2018	A	1,449,475

1,750,000	CA Health Facilities Financing Authority (El Camino Hospital)[1]	5.000	02/01/2032	02/01/2025	A	1,948,695

3,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[1]	5.000	02/01/2033	02/01/2025	A	3,332,910

825,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	05/31/2018	A	827,772

30,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	06/01/2018	A	30,024

1,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MPHS/ PAMFHCR&E/SCHosp/SCVH/ SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group)[1]	5.250	08/15/2031	08/15/2021	A	1,104,180

1,800,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2031	11/15/2027	A	2,106,396

1,800,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2032	11/15/2027	A	2,098,242

3,000,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2033	11/15/2027	A	3,478,170

1,500,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2035	11/15/2027	A	1,717,725

4          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$1,505,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000%	05/01/2027	11/01/2026	A	$1,765,019

775,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2028	11/01/2026	A	903,774

910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2029	11/01/2026	A	1,054,490

740,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2030	11/01/2026	A	855,692

910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2031	11/01/2026	A	1,047,829

5,000,000	CA Infrastructure and Economic Devel. (Segerstrom Center for the Arts)[1]	5.000	07/01/2026	07/01/2026		5,849,350

45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	12/31/2019	A	49,330

335,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2029	10/01/2023	A	368,594

465,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2030	10/01/2023	A	510,412

50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	10/01/2018	A	50,809

3,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2028	02/01/2027	A	3,453,510

3,400,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2029	02/01/2027	A	3,894,258

3,500,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2030	02/01/2027	A	3,988,670

2,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2031	02/01/2027	A	2,266,160

1,500,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2032	02/01/2027	A	1,687,455

2,155,000	CA Municipal Finance Authority (Eisenhower Medical Center)[1]	5.000	07/01/2030	07/01/2027	A	2,449,890

40,000	CA Municipal Finance Authority (Emerson College)[1]	5.000	01/01/2028	01/01/2022	A	43,275

190,000	CA Municipal Finance Authority (Emerson College)	5.000	01/01/2028	01/01/2022	A	210,106

1,000,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000	11/01/2028	11/01/2026	A	1,112,540

440,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000	11/01/2030	11/01/2024	A	485,588

5          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$1,100,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000%	11/01/2035	11/01/2024	A	$1,189,837

750,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.250	11/01/2029	11/01/2026	A	843,405

1,580,000	CA Municipal Financing Authority (San Bernardino Municipal Water Facilities)[1]	5.000	08/01/2033	08/01/2026	A	1,796,918

1,715,000	CA Municipal Financing Authority (San Bernardino Municipal Water Facilities)[1]	5.000	08/01/2035	08/01/2026	A	1,935,806

1,030,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	06/01/2018	A	1,030,772

15,000	CA Public Works[1]	6.625	11/01/2034	11/01/2018	A	15,016

50,000	CA Public Works (California Community Colleges)[1]	5.000	10/01/2024	05/31/2018	A	50,121

50,000	CA Public Works (California Community Colleges)[1]	5.000	03/01/2027	05/31/2018	A	50,121

15,000	CA Public Works (California Community Colleges)[1]	5.125	06/01/2025	06/01/2018	A	15,038

45,000	CA Public Works (California Community Colleges)[1]	5.125	06/01/2029	06/01/2018	A	45,113

215,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	05/31/2018	A	215,591

2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,228,040

750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	793,567

10,000	CA Public Works (Dept. of Corrections)[1]	4.250	10/01/2021	05/31/2018	A	10,017

55,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	05/31/2018	A	55,153

25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	05/31/2018	A	25,070

370,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2018	05/31/2018	A	371,128

350,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	05/31/2018	A	351,029

45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	05/31/2018	A	45,131

2,000,000	CA Public Works (Dept. of Forestry & Fire Protection)[1]	5.000	04/01/2026	05/31/2018	A	2,004,840

20,000	CA Public Works (Dept. of Justice Building)[1]	5.250	11/01/2020	05/31/2018	A	20,052

6          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$25,000	CA Public Works (Dept. of Mental Health)[1]	5.250%	04/01/2023	05/31/2018	A	$25,078

875,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2026	03/01/2023	A	983,675

3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	3,320,970

5,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2018	02/28/2018	A	5,000

805,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	05/31/2018	A	807,721

30,000	CA Public Works Board (California Highway Patrol)[1]	5.250	11/01/2020	05/31/2018	A	30,079

800,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000	10/01/2022	11/07/2020	B	861,544

1,705,000	CA School Finance Authority Charter School (High Tech High Learning)[1]	5.000	07/01/2032	07/01/2027	A	1,881,433

1,375,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)	5.500	07/01/2027	04/09/2024	B	1,365,127

225,000	CA Statewide CDA (American Baptist Homes of the West)[1]	6.000	10/01/2029	10/01/2019	A	237,350

970,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	06/01/2018	A	973,395

1,500,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2030	05/15/2026	A	1,695,645

100,000	CA Statewide CDA (CHF-Irvine- UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018	A	100,154

45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	05/17/2018	A	45,051

175,000	CA Statewide CDA (Front Porch Communities & Services)[1]	5.000	04/01/2031	04/01/2027	A	199,549

305,000	CA Statewide CDA (Rio Bravo)	6.500	12/01/2018	12/01/2018		304,927

3,225,000	CA Statewide CDA (Sherman Oaks Health System)[1]	5.000	08/01/2022	09/05/2020	B	3,442,945

300,000	CA Statewide CDA (SJHS / SJHO / SJHosp / MHRMC / QVHN / SRMH / SAHS / SJHE / RMHF / CHlthSys / MHL / MHPT Obligated Group)[1]	5.125	07/01/2024	07/01/2018	A	301,716

25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	05/17/2018	A	25,031

790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)[1]	5.125	04/01/2023	05/31/2018	A	792,275

280,000	CA Statewide CDA School Facilities (47th & Main)[1]	5.125	07/01/2022	06/24/2020	A	303,103

5,000	CA Statewide CDA Water & Wastewater[1]	4.000	10/01/2018	05/31/2018	A	5,010

20,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2031	05/31/2018	A	20,054

7          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$450,000	CA Statewide CDA Water & Wastewater[1]	5.125%	10/01/2022	05/31/2018	A	$451,233

5,000	CA Statewide CDA Water & Wastewater[1]	5.250	10/01/2027	05/31/2018	A	5,015

5,000	CA Statewide CDA Water & Wastewater[1]	5.750	10/01/2025	05/31/2018	A	5,017

1,350,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	05/31/2018	A	1,351,363

2,968,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,3]	5.625	05/01/2029	05/31/2018	A	2,970,998

3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	05/31/2018	A	3,397,003

25,000	CA Water Resource Devel. GO, Series N & P1	5.000	06/01/2020	05/31/2018	A	25,071

15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	03/26/2022	B	14,958

20,000	Carlsbad, CA Hsg. & Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	03/07/2019	B	19,996

30,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	09/02/2018	A	30,237

30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/02/2018	A	30,118

45,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	09/02/2018	A	45,716

1,080,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2018	A	1,098,295

1,230,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2028	09/01/2025	A	1,405,533

1,280,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2029	09/01/2025	A	1,457,216

900,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2030	09/01/2025	A	1,020,789

950,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2031	09/01/2025	A	1,072,825

1,710,000	Compton, CA Community College District[1]	5.000	07/01/2020	07/01/2020		1,823,322

1,895,000	Compton, CA Community College District[1]	5.000	07/01/2021	07/01/2021		2,068,411

1,310,000	Compton, CA Community College District[1]	5.000	07/01/2023	07/01/2022	A	1,445,257

325,000	Compton, CA Sewer[1]	5.375	09/01/2023	05/31/2018	A	325,851

120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		122,383

155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		165,142

35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		38,023

8          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000%	10/01/2021	10/01/2021		$207,176

110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		122,473

130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		151,055

315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	A	368,106

15,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	05/31/2018	A	15,007

1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021	A	1,143,540

975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023		1,097,548

250,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	01/18/2021	C	271,112

1,290,000	Dinuba, CA Unified School District[1]	5.000	08/01/2029	08/01/2026	A	1,512,164

225,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2018	A	225,495

50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	08/01/2018	A	50,100

630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2026	09/01/2022	A	689,900

800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2027	09/01/2022	A	875,728

25,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2018	A	25,065

15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	09/19/2019	B	14,973

15,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	09/02/2018	A	15,063

220,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10/01/2018	A	223,326

265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2018	A	265,678

290,000	Fontana, CA Special Tax Community Facilities District No. 80	5.000	09/01/2026	09/01/2026		329,484

175,000	Fontana, CA Special Tax Community Facilities District No. 80	5.000	09/01/2029	09/01/2027	A	197,967

675,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2030	04/01/2027	A	783,324

9          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$1,000,000	Fresno, CA Joint Powers Financing Authority[1]	5.000%	04/01/2031	04/01/2027	A	$1,154,540

500,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2032	04/01/2027	A	573,900

400,000	Galt, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2033	09/01/2021	A	462,064

20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	09/02/2018	A	20,246

425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	A	444,903

1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	06/01/2018	A	1,476,682

1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	06/01/2018	A	1,001,110

3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2018	A	3,267,495

85,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	09/01/2018	A	85,864

30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/02/2018		30,245

5,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2018	A	5,174

5,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2018	A	5,071

20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	09/01/2018	A	20,320

1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,063,524

1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,123,597

100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2018	08/01/2018		100,832

15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2024	05/31/2018	A	15,040

25,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	05/31/2018	A	25,063

2,735,000	Imperial, CA Public Financing Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022	A	3,002,045

710,000	Irvine, CA Improvement Bond Act 1915[1]	5.000	09/02/2025	09/02/2023	A	790,209

60,000	Kern Valley, CA Healthcare District[1]	5.250	08/01/2021	05/31/2018	A	60,165

2,000,000	Kern, CA Community College District[1]	5.250	11/01/2031	11/01/2018	A	2,036,000

5,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	05/31/2018	A	5,003

10          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)

$35,000	La Mesa, CA Improvement Bond Act 1915	5.750%	09/02/2023	09/02/2018	A	$35,246

615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	650,688

2,000,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	2,180,400

1,435,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023		1,614,131

685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		696,508

850,000	Long Beach, CA Marina System[1]	5.000	05/15/2027	05/15/2025	A	964,597

50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	05/31/2018	A	50,044

7,225,000	Long Beach, CA Unified School District[4]	5.000	08/01/2035	08/01/2026	A	8,343,979

5,025,000	Long Beach, CA Unified School District[4]	5.000	08/01/2035	08/01/2026	A	5,803,251

30,000	Long Beach, CA Unified School District[1]	5.750	08/01/2033	08/01/2019	A	31,481

470,000	Long Beach, CA Unified School District	5.750	08/01/2033	08/01/2019	A	493,138

10,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)[1]	5.000	09/01/2019	09/01/2018	A	10,099

65,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2018	A	65,244

40,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	05/31/2018	A	40,086

5,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	05/31/2018	A	5,015

30,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	05/31/2018	A	30,058

325,000	Madera County, CA Board of Education COP[1]	6.125	10/01/2036	10/01/2021	A	369,366

1,015,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	05/31/2018	A	1,018,319

455,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	05/31/2018	A	456,488

1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989[1]	5.000	09/01/2027	09/01/2023	A	1,439,586

1,025,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	A	1,105,145

15,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	05/31/2018	A	15,022

345,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	06/21/2021	B	360,228

1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)[1]	5.000	08/01/2026	08/01/2022	A	1,083,310

11          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300%	10/01/2030	05/31/2018	A	$2,000,260

470,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2024	06/01/2018	A	471,217

1,050,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2028	06/01/2018	A	1,052,352

100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		104,309

835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	A	866,521

750,000	Oakland, CA Unified School District[1]	5.000	08/01/2022	01/15/2021	B	804,690

5,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2030	08/01/2026	A	5,893,550

2,515,000	Oakland, CA Unified School District[1]	5.000	08/01/2032	08/01/2027	A	2,962,922

685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	747,061

745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	807,170

805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	868,088

820,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2018	A	836,433

35,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	05/31/2018	A	35,105

10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.500	09/02/2018	09/02/2018		10,123

1,495,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)[1]	5.000	10/01/2028	10/01/2022	A	1,635,829

255,000	Oro Grande, CA Elementary District COP[1]	5.625	09/15/2030	09/15/2020	A	271,213

330,000	Oxnard, CA Financing Authority[1]	5.000	06/01/2036	06/01/2018	A	330,637

50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	A	54,342

2,000,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2029	06/01/2024	A	2,227,820

845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		898,100

460,000	Oxnard, CA School District[1]	5.000	08/01/2026	08/01/2023	A	519,588

530,000	Oxnard, CA School District[1]	5.000	08/01/2027	08/01/2023	A	597,262

50,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.250	01/01/2022	05/31/2018	A	50,143

12          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$115,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000%	07/01/2018	05/31/2018	A	$115,123

125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2018	A	125,800

175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	06/01/2018	A	175,494

15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	06/01/2018	A	15,042

1,625,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	1,802,824

185,000	Perris, CA Elementary School District[1]	6.000	08/01/2027	08/01/2024	A	221,164

205,000	Perris, CA Elementary School District[1]	6.000	08/01/2028	08/01/2024	A	243,772

390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018	A	398,323

10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	09/02/2018	A	10,022

45,000	Pomona, CA Public Financing Authority[1]	5.000	02/01/2024	05/31/2018	A	45,121

35,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.000	02/01/2027	05/31/2018	A	35,107

400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	05/31/2018	A	401,208

850,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2025	09/15/2023	A	952,952

1,205,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2029	09/15/2023	A	1,324,283

1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018	A	1,820,790

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	09/02/2018	A	20,006

30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2018	A	30,094

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2026	09/02/2018	A	20,055

10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2018	A	10,013

690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	746,787

6,530,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	11/01/2029	12/03/2024	A	7,416,905

450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	484,569

3,820,000	Riverside County, CA Infrastructure Financing Authority[1]	5.000	11/01/2027	11/01/2025	A	4,426,769

235,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	11/19/2018	B	199,750

13          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750%	10/01/2020	10/01/2020		$332,118

315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2021	A	317,863

335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2021	A	337,429

200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2018	A	203,350

1,640,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2027	11/01/2022	A	1,805,312

1,155,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2028	11/01/2022	A	1,269,357

100,000	Riverside, CA Public Financing Authority (University Corridor/ Sycamore)[1]	5.000	08/01/2019	05/31/2018	A	100,247

365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023	A	403,540

440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	482,808

405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023	A	442,317

500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	544,020

190,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2021	02/15/2021		203,496

80,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2023	02/15/2023		87,942

265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2024	02/15/2024		294,137

100,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	02/15/2025		112,258

795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	06/01/2018	A	796,940

555,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	06/01/2018	A	556,354

430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	06/01/2018	A	431,045

600,000	Sacramento County, CA Airport System[1]	5.000	07/01/2022	07/01/2018	A	603,258

100,000	Sacramento County, CA Airport System[1]	5.500	07/01/2027	07/01/2018	A	100,624

5,260,000	Sacramento County, CA Airport System[1]	5.750	07/01/2039	07/01/2018	A	5,294,979

14          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$2,975,000	Sacramento County, CA COP[1]	5.750%	02/01/2030	02/01/2020	A	$3,148,086

380,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	06/01/2018	A	380,171

5,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.000	12/01/2022	06/01/2018	A	5,011

15,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.125	12/01/2028	06/01/2018	A	15,035

510,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	09/01/2018	A	517,426

1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2024	03/01/2023	A	2,031,268

850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2025	03/01/2023	A	935,527

785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023	A	867,723

455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2027	03/01/2023	A	497,547

1,235,000	Sacramento, CA Municipal Utility District[1]	5.000	07/01/2030	07/01/2025	A	1,425,808

60,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500	11/01/2023	05/31/2018	A	60,184

10,000	San Bernardino County, CA (Single Family Mtg.)	3.974 [5]	05/01/2031	05/31/2018	A	5,025

210,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000	08/01/2026	05/31/2018	A	210,657

180,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000	08/01/2028	05/31/2018	A	180,146

10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		10,168

200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		211,092

50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		55,819

70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2023	10/01/2023		79,029

180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2023	10/01/2023		203,218

90,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2020	05/31/2018	A	90,258

15          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$250,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500%	09/01/2024	05/31/2018	A	$250,710

20,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	07/01/2018	A	20,109

50,000	San Bruno, CA Police Facilities Financing[1]	5.250	02/01/2021	05/31/2018	A	50,139

1,520,000	San Diego County, CA Regional Airport Authority[1]	5.000	07/01/2026	07/01/2023	A	1,688,948

95,000	San Diego County, CA Water Authority[1]	4.750	05/01/2028	05/31/2018	A	95,220

545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	A	586,611

610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	A	650,449

640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023	A	680,518

720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023	A	762,372

165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2021	09/02/2018	A	165,635

165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2022	09/02/2018	A	165,503

175,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	A	175,474

185,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2024	09/02/2018	A	185,422

190,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	A	190,352

205,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2026	09/02/2018	A	205,476

215,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2018	A	215,415

225,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2018	A	225,450

240,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2018	A	240,554

250,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2030	09/02/2018	A	250,503

260,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2031	09/02/2018	A	260,585

280,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2018	A	280,616

1,250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	10/15/2033	10/15/2025	A	1,418,513

1,000,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	10/15/2034	10/15/2025	A	1,131,950

100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200	09/01/2019	05/31/2018	A	100,247

16          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$95,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250%	09/01/2026	05/31/2018	A	$95,267

530,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	05/31/2018	A	531,839

325,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	06/14/2018	A	326,014

7,500,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2027	05/31/2018	A	7,522,275

3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	06/14/2018	A	3,049,485

165,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	06/14/2018	A	165,515

120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	06/14/2018	A	120,374

1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	06/14/2018	A	1,389,321

100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2023	06/14/2018	A	100,312

325,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	06/14/2018	A	326,014

75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	06/14/2018	A	75,234

495,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.100	01/01/2020	06/14/2018	A	496,559

510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	06/14/2018	A	511,576

30,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2018	A	31,073

500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	A	551,115

115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	A	121,015

920,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2024	08/01/2020	A	975,936

925,000	San Jacinta, CA Community Facilities District	5.000	09/01/2026	03/09/2021	B	1,066,331

235,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2018	05/31/2018	A	235,630

85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	05/31/2018	A	85,226

50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	05/31/2018	A	50,137

17          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$105,000	San Jose, CA (Libraries & Parks)[1]	5.100%	09/01/2025	05/31/2018	A	$105,285

50,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2020	05/31/2018	A	50,129

105,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2022	05/31/2018	A	105,278

15,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2030	06/16/2018	A	15,056

1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021	A	1,109,930

25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2018		25,075

95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	09/02/2019		96,255

60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	09/02/2020		61,279

230,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350 [6]	07/15/2034	05/10/2018	A	230,248

25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	06/30/2018	A	24,999

200,000	San Jose, CA Redevel. Agency[1]	6.375	08/01/2021	08/01/2018	A	202,308

60,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2019	05/31/2018	A	60,151

10,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.700	08/01/2021	05/31/2018	A	10,028

1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	05/31/2018	A	1,719,288

55,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	05/31/2018	A	55,085

635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	705,555

325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	357,292

925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,009,878

785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	852,157

1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,265,952

20,000	Santa Nella County, CA Water District	6.250	09/02/2028	09/02/2018	A	19,998

15,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2018	A	15,106

30,000	Santa Rosa, CA Water[1]	5.000	09/01/2028	09/01/2018	A	30,322

18          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000%	09/01/2025	09/01/2023	A	$783,123

770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	846,908

830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	908,609

895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	976,087

1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	05/31/2018	A	1,390,431

10,000	Sequoia, CA Hospital District	5.375	08/15/2023	08/26/2019	A	10,684

40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	A	41,940

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.000	09/01/2030	05/31/2018	A	25,060

525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	05/31/2018	A	526,454

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2021	05/31/2018	A	25,069

1,020,000	Sonora, CA Union High School District[1]	5.625	08/01/2029	08/01/2023	A	1,176,335

1,925,000	South Gate, CA Utility Authority[1]	5.250	10/01/2027	10/01/2022	A	2,150,013

5,000	South Orange County, CA Public Financing Authority[1]	5.250	08/15/2018	05/31/2018	A	5,014

10,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	09/02/2018		10,136

260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		281,156

925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018		938,986

25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	05/31/2018	A	25,080

5,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	05/31/2018	A	5,016

20,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	05/31/2018	A	20,068

300,000	Southern CA Public Power Authority[1]	6.000	07/01/2025	07/01/2018	A	302,118

3,335,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	05/15/2018	A	3,342,170

25,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	09/02/2018	A	25,233

19          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375%	09/01/2021	05/31/2018	A	$25,012

25,000	Stockton-East, CA Water District[1]	5.000	04/01/2019	05/31/2018	A	25,061

25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2022	05/31/2018	A	25,066

300,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2025	10/01/2023	A	336,135

415,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2026	10/01/2023	A	463,211

700,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2027	10/01/2023	A	774,256

1,465,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2028	10/01/2023	A	1,618,078

1,490,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2029	10/01/2023	A	1,637,853

825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	882,849

270,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	08/31/2018	A	269,976

5,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	09/01/2018		4,997

40,000	Tracy, CA Community Facilities District	6.300	09/01/2026	09/01/2018	A	40,342

25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	05/31/2018	A	25,040

30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	09/01/2018	A	30,151

420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2024	09/01/2023	A	463,474

445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2025	09/01/2023	A	489,447

470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2026	09/01/2023	A	514,998

490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2027	09/01/2023	A	535,653

515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2028	09/01/2023	A	560,866

125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	A	142,029

250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	281,445

195,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	05/15/2018	A	195,369

20          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$1,555,000	Val Verde, CA Unified School District[1]	5.000%	08/01/2027	08/01/2025	A	$1,784,518

1,640,000	Val Verde, CA Unified School District[1]	5.000	08/01/2028	08/01/2025	A	1,870,486

15,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2018	A	15,217

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2018	A	30,062

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2018	A	30,041

2,465,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/03/2019	A	2,556,525

115,000	Vernon, CA Electric System	5.125	08/01/2021	05/22/2019	C	118,697

850,000	Vernon, CA Electric System[1]	5.125	08/01/2033	08/01/2022	A	916,555

25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[1]	5.125	12/01/2031	06/01/2018	A	25,064

10,000	Vista, CA Unified School District1	5.125	05/01/2023	11/01/2018	A	10,163

5,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	05/31/2018	A	5,009

875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	A	1,019,874

1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	A	1,172,540

1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,196,402

2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2025	09/01/2023	A	2,625,801

1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,300,905

835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	906,384

155,000	Yuba County, CA COP[1]	5.000	02/01/2024	08/01/2020	A	163,864

165,000	Yuba County, CA COP[1]	5.000	02/01/2025	08/01/2020	A	174,436

170,000	Yuba County, CA COP[1]	5.000	02/01/2026	08/01/2020	A	179,493

180,000	Yuba County, CA COP[1]	5.000	02/01/2027	08/01/2020	A	189,970

190,000	Yuba County, CA COP[1]	5.000	02/01/2028	08/01/2020	A	200,480

200,000	Yuba County, CA COP[1]	5.000	02/01/2029	08/01/2020	A	211,032

						361,949,428

U.S. Possessions—14.4%
1,250,000	Guam International Airport Authority[1]	6.000	10/01/2023	08/01/2018	A	1,260,987

100,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		103,955

150,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		159,403

150,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		162,123

21          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$155,000	Guam Power Authority, Series A1	5.000%		10/01/2022	10/01/2022		$170,049

265,000	Guam Power Authority, Series A1	5.000		10/01/2025	10/01/2022	A	287,734

225,000	Guam Power Authority, Series A1	5.000		10/01/2026	10/01/2022	A	244,496

155,000	Guam Power Authority, Series A1	5.000		10/01/2027	10/01/2022	A	168,497

16,494,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	03/17/2021	B	16,409,716

3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	07/19/2027	B	2,937,720

1,000,000	Puerto Rico Commonwealth GO7	5.000		07/01/2020	07/01/2020		448,750

200,000	Puerto Rico Commonwealth GO7	5.000		07/01/2022	07/01/2022		89,750

1,145,000	Puerto Rico Commonwealth GO7	5.250		07/01/2030	05/09/2029	B	513,819

100,000	Puerto Rico Commonwealth GO7	5.375		07/01/2030	07/01/2030		43,375

153,750	Puerto Rico Commonwealth GO, FGIC[8]	5.500		07/01/2017	07/01/2017		125,691

170,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500		07/01/2018	07/01/2018		170,678

1,270,000	Puerto Rico Commonwealth GO, NPFGC	5.500		07/01/2020	07/01/2020		1,317,053

560,000	Puerto Rico Commonwealth GO7	5.625		07/01/2031	02/04/2031	B	251,300

370,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000		07/01/2027	07/01/2018	A	370,644

2,000,000	Puerto Rico Commonwealth GO7	6.000		07/01/2029	07/01/2029		867,500

65,000	Puerto Rico Commonwealth GO, AGC[1]	6.125	[2]	07/01/2024	09/25/2021	B	69,688

207,894	Puerto Rico Electric Power Authority[7]	10.000		07/01/2019	07/01/2019		85,756

207,894	Puerto Rico Electric Power Authority[7]	10.000		07/01/2019	07/01/2019		85,756

253,420	Puerto Rico Electric Power Authority[7]	10.000		01/01/2021	01/01/2021		104,536

253,421	Puerto Rico Electric Power Authority[7]	10.000		07/01/2021	07/01/2021		104,536

84,474	Puerto Rico Electric Power Authority[7]	10.000		01/01/2022	01/01/2022		34,740

84,473	Puerto Rico Electric Power Authority[7]	10.000		07/01/2022	07/01/2022		34,740

500,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250		07/01/2028	07/01/2028		203,750

175,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000		07/01/2022	05/31/2018	A	175,065

470,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000		07/01/2025	05/31/2018	A	470,000

3,690,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000		07/01/2023	05/31/2018	A	3,690,738

520,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000		07/01/2024	05/31/2018	A	520,042

100,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000		07/01/2024	05/31/2018	A	100,008

22          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$25,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000%	07/01/2025	05/31/2018	A	$25,000

455,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2024	05/31/2018	A	456,288

2,015,000	Puerto Rico Electric Power Authority, Series WW7	5.500	07/01/2018	07/01/2018		821,112

990,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000	07/01/2017	07/01/2017		398,475

9,000,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2026	07/01/2026		3,667,500

150,000	Puerto Rico Government Devel. Bank[7]	5.000	12/01/2016	12/01/2016		57,187

15,000	Puerto Rico HFA[1]	5.500	12/01/2019	12/01/2018	A	15,234

175,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2028	05/31/2018	A	175,338

600,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	07/16/2027	B	588,420

1,000,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.250	07/01/2022	07/01/2022		800,000

750,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.750	07/01/2020	07/01/2020		600,000

70,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[8]	5.000	07/01/2022	07/01/2022		56,000

130,000	Puerto Rico Infrastructure Financing Authority[7]	5.000	07/01/2018	07/01/2018		58,337

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		100,250

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		99,289

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		97,750

2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	2,134,412

50,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		51,498

500,000	Puerto Rico ITEMECF (University Plaza), NPFGC	5.625	07/01/2019	07/01/2018	A	502,095

40,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	4.750	08/01/2022	05/31/2018	A	40,125

600,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2018	05/31/2018	A	602,190

45,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2019	05/31/2018	A	45,280

830,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	05/31/2018	A	836,922

2,735,000	Puerto Rico Public Buildings Authority, NPFGC[1]	5.250	07/01/2019	07/01/2019		2,798,425

23          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$5,000,000	Puerto Rico Public Buildings Authority[7]	5.375%	07/01/2033	09/18/2030	B	$2,287,500

1,750,000	Puerto Rico Public Finance Corp., Series B7	5.500	08/01/2031	07/17/2029	B	48,125

600,000	Puerto Rico Public Finance Corp., Series B7	6.000	08/01/2024	08/01/2024		16,500

1,400,000	Puerto Rico Public Finance Corp., Series B7	6.000	08/01/2025	08/01/2025		38,500

3,300,000	Puerto Rico Public Finance Corp., Series B7	6.000	08/01/2026	08/01/2026		90,750

70,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.000	08/01/2018	08/01/2018		21,613

2,505,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.000	08/01/2024	08/01/2024		773,419

10,000,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.375	08/01/2020	08/01/2020		3,087,500

230,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.375	08/01/2039	02/21/2039	B	71,013

9,850,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2021	08/01/2021		3,041,188

7,150,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2022	08/01/2022		2,207,563

885,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2023	08/01/2023		273,244

600,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2028	08/01/2028		185,250

5,030,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2037	06/26/2037	B	1,553,013

1,280,000	Puerto Rico Sales Tax Financing Corp., Series C7	5.375	08/01/2036	08/01/2036		395,200

475,000	Puerto Rico Sales Tax Financing Corp., Series C7	5.375	08/01/2038	07/12/2038	B	146,656

2,575,000	Puerto Rico Sales Tax Financing Corp., Series C7	6.000	08/01/2039	08/01/2039		795,031

100,000	University of Puerto Rico, Series P, NPFGC	5.000	06/01/2024	06/01/2018	A	100,008

315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		213,570

540,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		366,120

300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	05/31/2018	A	300,762

160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	05/31/2018	A	160,408

24          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)
$125,000	V.I. Public Finance Authority
	(Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2026	05/31/2018	A	$125,319

						63,107,974

Total Investments, at Value (Cost $460,910,450)—97.0%						425,057,402

Net Other Assets (Liabilities)—3.0						13,367,341

Net Assets—100.0%						$438,424,743

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

7. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AGC	Assured Guaranty Corp.
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
CHlthSys	Covenant Health System
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
DHlth	Dignity Health
EMC	Eden Medical Center

25          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

FCHMC	Fresno Community Hospital & Medical Center
FGIC	Financial Guaranty Insurance Co.
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHL	Methodist Hospital Levelland
MHPT	Methodist Hospital Plainview Texas
MHRMC	Mission Hospital Regional Medical Center
MPHS	Mills-Peninsula Health Services
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NPFGC	National Public Finance Guarantee Corp.
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PCCD	Palomar Community College District
QVHN	Queen of the Valley Hospital of Napa
RMHF	Redwood Memorial Hospital of Fortuna
SAHS	SRM Alliance Hospital Services
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SFMH	St. Francis Memorial Hospital
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHosp	St. Jude Hospital
SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRMH	SRM Alliance Hospital Services
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands

26          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those

27          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$361,949,428	$—	$361,949,428
U.S. Possessions	—	63,107,974	—	63,107,974

Total Assets	$—	$425,057,402	$—	$425,057,402

For the reporting period, there were no transfers between levels.

    Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

28          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust

29          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified

30          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $14,147,230 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $8,165,000 in short-term floating rate securities issued and outstanding at that date.

31          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater	Coupon Rate[1]	Maturity Date	Value

$ 1,675,000	Long Beach, CA Unified School District Tender Option Bond Series 2017-XF0560-1 Trust	10.516%	8/1/33	$2,483,874
2,410,000	Long Beach, CA Unified School District Tender Option Bond Series 2017-XF0560-2 Trust	10.510	8/1/35	3,498,356

				$5,982,230

1. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $8,165,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

32          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$18,762,136

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$65,965,373
Market Value	$22,902,984
Market Value as % of Net Assets	5.22%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

33          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

34          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen

Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018